Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted net earnings per share

	Year ended December 31,
	2014	2015	2016
Numerator for basic and diluted net earnings per share:

Net income	$3,023	$4,725	$828

Weighted average shares outstanding, net of treasury stock:

Denominator for basic net earnings per share	8,969,588	24,633,369	30,562,255
Effect of dilutive securities:
Employee share options	1,476,741	1,825,215	1,170,277

Denominator for diluted net earnings per share	10,446,329	26,458,584	31,732,532

Basic net earnings per share	$0.34	$0.19	$0.03

Diluted net earnings per share	$0.29	$0.18	$0.03